Research and Development Expenses	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
Note 10 – Research and Development Expenses

	Year ended December 31,
	2015	2014	2013
	(in thousands)
Chemistry and formulation studies	$1,902	$3,923	$2,081
Salaries and benefits	808	573	–
Stock-based compensation	111	–	4,285
Research and preclinical studies	637	865	711
Clinical studies	3,671	1,148	128
Regulatory and other expenses	500	155	2
	$7,629	$6,664	$7,207